January 10, 2002

           SUPPLEMENT TO THE MAY 1, 2001 CLASS A, CLASS B AND CLASS C
                    PROSPECTUS FOR PIONEER CASH RESERVES FUND
                 (SUPERSEDES SUPPLEMENT DATED DECEMBER 13, 2001)

The following replaces the "Principal investment strategies" section of the prospectus.

BASIC INFORMATION ABOUT THE FUND

PRINCIPAL INVESTMENT STRATEGIES
The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality money market securities. The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund invests in high quality U.S. dollar denominated money market securities, including those issued by:

|X|      U.S. and foreign banks
|X|      Corporate issuers
|X|      The U.S. government and its agencies and instrumentalities
|X|      Foreign governments
|X|      Multinational organizations such as the World Bank

The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

The fund invests in U.S. government obligations and money market securities rated (at the time of purchase) in one of the two highest rating categories for short-term debt by a nationally recognized securities rating organization or, if unrated, determined to be of equivalent credit quality by Pioneer Investment Management, Inc., the fund's investment adviser. If rating organizations differ in the rating assigned to a security, the fund will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If a rating organization downgrades the quality rating assigned to one or more of the fund's portfolio securities, Pioneer will promptly reassess whether the downgraded security presents minimal credit risk to the fund.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund's investments may have fixed, floating or variable interest rates.

In selecting the fund's portfolio, Pioneer complies with the rating, maturity and diversification requirements applicable to money market funds. Within those limits, Pioneer's assessment of broad economic factors that are expected to affect economic activity and interest rates influence its securities selection. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

The following supplements the section entitled "Principal risks of investing in the fund":

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

|X|      Inadequate financial information
|X|      Smaller, less liquid and more volatile markets
|X|      Political and economic upheavals

The following replaces the "Money market securities" text box:

MONEY MARKET SECURITIES

Money market securities include:
|X| Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
|X|      Corporate debt securities, including commercial paper
|X|      Obligations of U.S. and foreign banks
|X|      Repurchase agreements
|X|      Mortgage and asset-backed securities
|X|      Securities issued by foreign governmental and corporate issuers
|X|      Municipal obligations

The following supplements the "Fees and Expenses" section of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

FEES AND EXPENSES
These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR INVESTMENT                          CLASS A           CLASS B           CLASS C
------------------------------------------------------- ----------------- ----------------- -----------------
Maximum sales charge (load) when you buy shares               None              None               1%
   as a percentage of offering price
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Maximum deferred sales charge (load) as a percentage
   of offering price or the amount you receive when
   you sell shares, whichever is less                         None               4%                1%
------------------------------------------------------- ----------------- ----------------- -----------------

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net
assets                                                      CLASS A           CLASS B           CLASS C
------------------------------------------------------- ----------------- ----------------- -----------------
Management Fee1                                              0.40%             0.40%             0.40%
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Distribution and Service (12b-1) Fee                         0.15%             1.00%             1.00%
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Other Expenses                                               0.47%             0.46%             0.60%
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Total Operating Expenses1                                    1.02%             1.86%             2.00%
------------------------------------------------------- ----------------- ----------------- -----------------

1 Effective January 8, 2002, Pioneer has agreed not to impose 0.10% of its management fee. This expense limitation policy is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

The following replaces the "Portfolio manager" section of the prospectus.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

The following supplements the corresponding section of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

OPENING YOUR ACCOUNT

ONLINE TRANSACTION PRIVILEGES
If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:
|X| For new accounts, complete the online section of the account application
|X| For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen on WWW.PIONEERFUNDS.COM

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

BUYING, EXCHANGING AND SELLING SHARES

---------------- ------------------------------ ------------------------------ ------------------------------
                 BUYING SHARES                  EXCHANGING SHARES              SELLING SHARES
---------------- ------------------------------ ------------------------------ ------------------------------
---------------- ------------------------------ ------------------------------ ------------------------------
BY PHONE OR      YOU CAN USE THE TELEPHONE OR   After you establish an         IF YOU HAVE AN ELIGIBLE
ONLINE           ONLINE PURCHASE PRIVILEGE IF   eligible fund account, YOU     NON-RETIREMENT ACCOUNT, YOU
                 you have an existing           CAN EXCHANGE FUND SHARES BY    MAY SELL UP TO $100,000 PER
                 non-retirement account.        PHONE OR ONLINE IF:            ACCOUNT PER DAY BY PHONE OR
                 Certain IRAs can use the       |X| You are exchanging         ONLINE. You may sell fund
                 telephone purchase                 into an existing account   shares held in a retirement
                 privilege. If your account         or using the exchange to   plan account by phone only
                 is eligible, you can               establish a new account,   if your account is an
                 purchase additional fund           provided the new account   eligible IRA (tax penalties
                 shares by phone or online if:      has a registration         may apply). You may not sell
                 |X| You established                identical to the           your shares by phone or
                     your bank account of           original account           online if you have changed
                     record at least 30 days    |X| The fund into which        your address (for checks) or
                     ago                            you are exchanging         your bank information (for
                 |X| Your bank                      offers the same class of   wires and transfers) in the
                     information has not            shares                     last 30 days.
                     changed for at least 30    |X| You are not
                     days                           exchanging more than       You may receive your sale
                 |X| You are not                    $500,000 worth of shares   proceeds:
                     purchasing more than           per account per day
                     $25,000 worth of shares    |X| You can provide the        |X|By check, provided
                     per account per day            proper account                the check is made payable
                 |X| You can provide the            identification                exactly as your account
                     proper account                 information                   is registered
                     identification                                            |X|By bank wire or by
                     information                                                  electronic funds
                                                                                  transfer, provided the
                 When you request a telephone                                     sale proceeds are being
                 or online purchase, the                                          sent to your bank address
                 transfer agent will                                              of record
                 electronically debit the
                 amount of the purchase from
                 your bank account of record.
                 The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone or online purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

---------------- ------------------------------ ------------------------------ ------------------------------

SHAREOWNER SERVICES

PIONEER WEBSITE
WWW.PIONEERFUNDS.COM
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
|X| Your current account information
|X| Prices, returns and yields of all publicly available Pioneer mutual funds |X| Prospectuses for all the Pioneer mutual funds
|X| A copy of Pioneer's privacy notice

If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.

SHAREOWNER ACCOUNT POLICIES

TELEPHONE AND WEBSITE ACCESS
You may have difficulty contacting the fund by telephone or accessing pioneerfunds.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerfunds.com or to reach the fund by telephone, you should communicate with the fund in writing.


The following replaces the section in the prospectus supplement dated October 1, 2001.

CLASS C PURCHASES AT NET ASSET VALUE ARE AVAILABLE TO:
|X| Any person purchasing Class C shares through a broker-dealer that has entered into an agreement with the distributor waiving the initial sales charge (reducing the commission payable to such broker-dealer at the time of sale from 2% to 1% of the amount invested). You should determine if your broker-dealer participates in the sale of Class C shares on this basis before purchasing Class C shares;
|X| Any shareowner who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer;
|X| Any purchase of Class C shares by an employer-sponsored retirement plan described in Section 401, 403 or 457 of the Internal Revenue Code. With respect to Section 401 and 403 plans, the waiver will apply only to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA);
|X| In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.




                                                                [11309-00-0102]
                                            (C) Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds

                                                               January 10, 2002

                    SUPPLEMENT TO THE AUGUST 31, 2001 CLASS Y
                    PROSPECTUS FOR PIONEER CASH RESERVES FUND
                 (SUPERSEDES SUPPLEMENT DATED DECEMBER 13, 2001)

The following replaces the "Principal investment strategies" section of the prospectus.

BASIC INFORMATION ABOUT THE FUND

PRINCIPAL INVESTMENT STRATEGIES
The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality money market securities. The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund invests in high quality U.S. dollar denominated money market securities, including those issued by:

|X|      U.S. and foreign banks
|X|      Corporate issuers
|X|      The U.S. government and its agencies and instrumentalities
|X|      Foreign governments
|X|      Multinational organizations such as the World Bank

The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

The fund invests in U.S. government obligations and money market securities rated (at the time of purchase) in one of the two highest rating categories for short-term debt by a nationally recognized securities rating organization or, if unrated, determined to be of equivalent credit quality by Pioneer Investment Management, Inc., the fund's investment adviser. If rating organizations differ in the rating assigned to a security, the fund will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If a rating organization downgrades the quality rating assigned to one or more of the fund's portfolio securities, Pioneer will promptly reassess whether the downgraded security presents minimal credit risk to the fund.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund's investments may have fixed, floating or variable interest rates.

In selecting the fund's portfolio, Pioneer complies with the rating, maturity and diversification requirements applicable to money market funds. Within those limits, Pioneer's assessment of broad economic factors that are expected to affect economic activity and interest rates influence its securities selection. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

The following supplements the section entitled "Principal risks of investing in the fund":

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

|X|      Inadequate financial information
|X|      Smaller, less liquid and more volatile markets
|X|      Political and economic upheavals

The following replaces the "Money market securities" text box:

MONEY MARKET SECURITIES

Money market securities include:
|X| Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
|X|      Corporate debt securities, including commercial paper
|X|      Obligations of U.S. and foreign banks
|X|      Repurchase agreements
|X|      Mortgage and asset-backed securities
|X|      Securities issued by foreign governmental and corporate issuers
|X|      Municipal obligations

The following supplements the "Fees and Expenses" section of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the current fiscal year, you may pay if you invest in the fund. Operating expenses for Class Y shares are based on expenses that would have been incurred for the fiscal year ended December 31, 2000 had such shares been outstanding for the entire fiscal year.+

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR INVESTMENT               CLASS Y
------------------------------------------------ -----------------
Maximum sales charge (load) when you buy shares    None
------------------------------------------------ -----------------
------------------------------------------------ -----------------
Maximum deferred sales charge (load)               None
------------------------------------------------ -----------------


ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets          CLASS Y
------------------------------------------------ ------------------------
   Management Fee1                                    0.40%
------------------------------------------------ ------------------------
------------------------------------------------ ------------------------
   Distribution and Service (12b-1) Fee               0.00%
------------------------------------------------ ------------------------
------------------------------------------------ ------------------------
   Other Expenses                                     0.15%
------------------------------------------------ ------------------------
------------------------------------------------ ------------------------
Total Annual Fund Operating Expenses1                 0.55%
------------------------------------------------ ------------------------

1 Effective January 8, 2002, Pioneer has agreed not to impose 0.10% of its management fee. This expense limitation policy is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

+ Class Y shares were first offered on August 31, 2001.

The following replaces the "portfolio manager" section of the prospectus.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



                                                                [11310-00-0102]
                                            (C) Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds